Accounts Receivable - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012
Accounts Receivables [Line Items]
Customer trade receivables	$ 4,884,000	$ 5,135,000
Non accrual [Member]
Accounts Receivables [Line Items]
Customer trade receivables	300,000	200,000
Payment period of term loan	Revolving lines of credit and/or installment plans under which the payment terms exceed one year
Outstanding amount of receivables	$ 2,900,000	$ 3,700,000